REGULATORY FRAMEWORK, General Framework of the Natural Gas Transportation Segment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2005 Proposal	Apr. 01, 2018	Dec. 01, 2017	Apr. 02, 2017	Mar. 30, 2017	Feb. 24, 2016 ARS ($)	Jun. 05, 2015	Aug. 01, 2014	Jun. 01, 2014	Apr. 07, 2014	Apr. 01, 2014	Oct. 09, 2008	May 22, 2007 USD ($)
General aspects [Abstract]
Original license period	35 years
License period, renewal	10 years
License period, after renewal	45 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one	semi-annually
Natural gas transportation tariffs period, condition two	5 years
Conversion rate of exchange for tariffs	1
Transitional Agreement [Abstract]
Number of proposals | Proposal				2
Percentage of increase in tariff											20.00%	14.00%		8.00%	20.00%
Authorized percentage of increase in tariff													20.00%
Percentage of increase in tariff on service for natural gas transportation						80.80%	64.20%	214.20%		44.30%
Percentage of increase in tariff on access and use						29.70%	0.00%	37.00%		73.20%
Percentage of tariff increase on public service of Natural Gas Transportation and CAU									200.10%
2016 Investment Plan nominal value									$ 794,300
Extended period of RTI process	1 year
Investment plan period	5 years
Five Year Plan investment amount	$ 6,786,543
Percentage of amount of investment plan	10.00%
Acquisition of the Rights of Arbitration Proceedings [Abstract]
Award to claimants																$ 106.2
Acquisition of rights of arbitration proceeding	$ 0	$ 0	$ (324,390)
Subsequent Event [Member]
Transitional Agreement [Abstract]
Percentage of tariff increase on public service of Natural Gas Transportation and CAU					50.00%